Class A Class C And Investor Class [Member] Performance Management - Class A, Class C and Investor Class - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the S&P 500® Index, a broad-based securities market index, and the Cboe S&P 500 BuyWrite Index (BXM), an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes’ shares have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the S&P 500® Index, a broad-based securities market index, and the Cboe S&P 500 BuyWrite Index (BXM), an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]
During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 21.54% (for the quarter ended June 30, 2020); and the lowest quarterly return was –18.51% (for the quarter ended December 31, 2018).
For the period January 1, 2025 through September 30, 2025, the total return of the Fund’s Investor Class shares was 6.63%.

Performance Table Heading	Average Annual Total Returns (For the year ended December 31, 2024)
Performance Table Narrative
After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary.
Performance Availability Website Address [Text]	www.arrowmarkpartners.com/meridian
Performance Availability Phone [Text]	1-800-446-6662
Investor Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return of the Fund’s
Bar Chart, Year to Date Return	6.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.51%)
Lowest Quarterly Return, Date	Dec. 31, 2018